Cover	Mar. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity File Number	001-39792
Entity Registrant Name	EDTECHX HOLDINGS ACQUISITION CORP. II
Entity Central Index Key	0001817153
Entity Tax Identification Number	85-2190936
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Soho Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WID 4NS
City Area Code	44
Local Phone Number	207 070 7080
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable warrant
Trading Symbol	EDTXU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	EDTX
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	EDTXW
Security Exchange Name	NASDAQ